Offerings - Offering: 1	Apr. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	2,252,102
Proposed Maximum Offering Price per Unit	0.62
Maximum Aggregate Offering Price	$ 1,396,303.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 192.83
Offering Note	Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s common stock on the Nasdaq Capital Market on April 10, 2026, which date is within five business days prior to filing this registration statement.

Represents common stock that is authorized for issuance under the Synergy CHC Corp. 2024 Equity Incentive Plan (as amended, the “Plan”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also includes an indeterminate number of additional shares of common stock that may become issuable pursuant to the anti-dilution provisions of the Plan.